UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2005
                                                  -------------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MLT Management, LLC
Address:    767 Third Avenue, 16th Floor
            New York, NY  10017

Form 13F File Number:    28-11387
                         --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. Barach
Title:    Manager
Phone:    (212) 421-2757

Signature, Place, and Date of Signing:

     /s/ Daniel J. Barach             New York, NY             2/9/06
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       25

Form 13F Information Table Value Total:       $105,831 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5     COLUMN 6    COLUMN 7         COLUMN 8
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                                                          VALUE       SHRS OR   SH/  INVESTMENT    OTHER             VOTING
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)     PRN AMT   PRN  DISCRETION   MANAGERS         AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole    Shared  None
                                                                                                               ----    ------  ----
BON-TON STORES INC              COM            09776J101   11,723     612,793   SH      Sole                 612,793
CHICOS FAS INC                  COM            168615102    9,442     214,940   SH      Sole                 214,940
CELESTICA INC                   SUB VTG SHS    15101Q108    3,168     300,000   SH      Sole                 300,000
CHIQUITA BRANDS INTL INC        COM            170032809    3,002     150,000   SH      Sole                 150,000
DENDREON CORP                   COM            24823Q107    4,336     800,000   SH      Sole                 800,000
ECI TELECOM LTD                 ORD            268258100    3,686     492,175   SH      Sole                 492,175
ENZON PHARMACEUTICALS INC       COM            293904108    4,487     606,375   SH      Sole                 606,375
HUMAN GENOME SCIENCES INC       COM            444903108    2,568     300,000   SH      Sole                 300,000
INCYTE CORP                     COM            45337C102    1,985     371,700   SH      Sole                 371,700
INFOCUS CORP                    COM            45665B106    6,246   1,557,566   SH      Sole               1,557,566
IRVINE SENSORS CORP             COM NEW        463664508    2,187     915,000   SH      Sole                 915,000
IVILLAGE INC                    COM            46588H105   20,050   2,500,000   SH      Sole               2,500,000
MANUGISTICS GROUP INC           COM            565011103    2,127   1,215,711   SH      Sole               1,215,711
MGI PHARMA INC                  COM            552880106    1,704      99,293   SH      Sole                  99,293
MICROSOFT CORP                  COM            594918104    2,615     100,000   SH      Sole                 100,000
MPS GROUP INC                   COM            553409103    2,235     163,500   SH      Sole                 163,500
NEOPHARM INC                    COM            640919106    3,237     300,000   SH      Sole                 300,000
REWARDS NETWORK INC             COM            761557107    2,504     391,300   SH      Sole                 391,300
SAVIENT PHARMACEUTICALS INC     COM            80517Q100    1,870     500,000   SH      Sole                 500,000
SONICWALL INC                   COM            835470105    4,334     547,194   SH      Sole                 547,194
THIRD WAVE TECHNOLOGIES INC     COM            88428W108    5,156   1,730,258   SH      Sole               1,730,258
TOLLGRADE COMMUNICATIONS INC    COM            889542106    2,943     269,285   SH      Sole                 269,285
TRIMERIS INC                    COM            896263100      655      57,006   SH      Sole                  57,006
TUMBLEWEED COMMUNICATIONS CO    COM            899690101    2,761     896,529   SH      Sole                 896,529
VIRAGEN INC                     COM NEW        927638403      810   1,800,000   SH      Sole               1,800,000
